Organization and Business Operations	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations
1.	Organization and Business Operations
Organization and General
Gores Holdings VI, Inc. (the “Company”) was incorporated in Delaware on June 29, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”). The Company has neither engaged in any operations nor generated any revenue to date. The Company’s management has broad discretion with respect to the Business Combination. The Company’s Sponsor is Gores Sponsor VI, LLC, a Delaware limited liability company (the “Sponsor”). The Company has selected December 31st as its fiscal year-end.
The Company completed the Public Offering on December 15, 2020 (the “IPO Closing Date”). The Company will not generate any operating revenues until after the completion of its Business Combination, at the earliest. Subsequent to the Public Offering, the Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Public Offering and the sale of the Private Placement Warrants (as defined below) held in the Trust Account (as defined below).
Proposed Matterport Business Combination
On February 7, 2021, the Company entered into a Merger Agreement, by and among the Company, First Merger Sub, Second Merger Sub, and Matterport, which provides for, among other things: (a) the First Merger; and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Second Merger. The transactions set forth in the Merger Agreement, including the Mergers, will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation.
The Merger Agreement and the transactions contemplated thereby were unanimously approved by the Board of Directors of the Company on February 7, 2021 and the Matterport Board on February 7, 2021.
The Merger Agreement
Merger Consideration
Pursuant to the terms of the Merger Agreement, at the effective time of the First Merger (the “Effective Time”), each share of Matterport’s common stock, par value $0.001 per share (“Matterport Common Stock”), will be converted into the right to receive a number of newly-issued shares of the Company’s Class A common stock, par value $0.0001 per share (“Company Class A common stock”), equal to the Per Share Company Common Stock Consideration (as defined in the Merger Agreement) and each share of Matterport’s preferred stock, par value $0.001 per share (“Matterport Preferred Stock”), will be converted into the right to receive a number of newly-issued shares of Company Class A common stock equal to the Per Share Company Preferred Stock Consideration (as defined in the Merger Agreement). Pursuant to the terms of the Merger Agreement, the Company is required to use reasonable best efforts to cause the shares of Company Class A common stock to be issued in connection with the transactions contemplated by the Merger Agreement (the “Business Combination”) to be listed on the Nasdaq Capital Market (the “Nasdaq”) at the closing of the Business Combination.
Pursuant to the Merger Agreement, the aggregate merger consideration payable at the closing of the Business Combination to all of the stockholders and holders of equity awards of Matterport will be an aggregate number of shares, or equity awards exercisable for shares, of Company Class A common stock (deemed to have a value of $10.00 per share) equal to $2,188,750,000, divided by $10.00.
In addition to the consideration to be paid at the closing of the Business Combination, stockholders of Matterport will be entitled to receive their pro rata share of an additional number of earn-out
shares from the Company, issuable in Company Class A common stock and subject to the terms provided in the Merger Agreement, up to an aggregate of 23,460,000 shares collectively issuable to all Matterport equity holders.
Treatment of Matterport’s Equity Awards
Pursuant to the Merger Agreement, at the closing of the Business Combination, each of Matterport’s stock options, to the extent then outstanding and unexercised, will automatically be converted into (a) an option to acquire a certain number of shares of Company Class A common stock (pursuant to a ratio based on the Per Share Company Common Stock Consideration), at an adjusted exercise price per share and (b) the right to receive a pro rata portion of a number of earn-out
shares from the Company, issuable in Company Class A common stock and subject to the terms provided in the Merger Agreement (including that such right to receive earn-out
shares is conditional on the holder continuing to provide services to the Company), up to an aggregate of 23,460,000 shares collectively issuable to all Matterport equity holders. Each such converted option will be subject to the same terms and conditions as were applicable immediately prior to such conversion.
Pursuant to the Merger Agreement, at the closing of the Business Combination, each of Matterport’s restricted stock units, to the extent then unvested and outstanding, will automatically be converted into (a) an award of restricted stock units covering a certain number of shares of Company Class A common stock (pursuant to a ratio based on the Per Share Company Common Stock Consideration) and (b) the right to receive a pro rata portion of a number of earn-out
shares from the Company, issuable in Company Class A common stock and subject to the terms provided in the Merger Agreement (including that such right to receive earn-out
shares is conditional on the holder continuing to provide services to the Company), up to an aggregate of 23,460,000 shares collectively issuable to all Matterport equity holders. Each such converted restricted stock unit will be subject to the same terms and conditions as were applicable immediately prior to such conversion.

Private	Placement Subscription Agreements
On February 7, 2021, the Company entered into subscription agreements (each, a “Subscription Agreement” and collectively, the “Subscription Agreements”) with certain investors, including certain individuals (each, an “Individual Investor Subscription Agreement”), institutional investors (each, an “Institutional Investor Subscription Agreement”) and Gores Sponsor VI LLC (the “Sponsor”), pursuant to which the investors have agreed to purchase an aggregate of 29,500,000 shares of Class A common stock in a private placement for $10.00 per share (the “Private Placement”). The proceeds from the Private Placement will remain on the Company’s balance sheet following the consummation of the Business Combination.
Each Subscription Agreement will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) upon the mutual written agreement of the parties to such Subscription Agreement; (c) if any of the conditions to closing set forth in such Subscription Agreement are not satisfied or waived on or prior to the closing and, as a result thereof, the transactions contemplated by such Subscription Agreement are not consummated at the closing; and (d) if the closing of the Business Combination shall not have occurred by September 7, 2021. As of the date hereof, the shares of Class A common stock to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act of 1933, as amended (the “Securities Act”). The Company will, within 30 days after the closing, file with the Securities and Exchange Commission (“SEC”) a registration statement (the “Post-Closing Registration Statement”) registering the resale of such shares of Class A Common Stock and will use its commercially reasonable efforts to have such Post-Closing Registration Statement declared effective as soon as practicable after the filing thereof.
The subscription agreements are accounted for as equity given that the shares are only contingently issuable. There is no impact on basic or diluted net income/(loss) per share.
Financing
Upon the IPO Closing Date and the sale of the Private Placement Warrants, an aggregate of $345,000,000 was placed in a Trust Account with Continental Stock Transfer & Trust Company (the “Trust Account”) acting as Trustee.
The Company intends to finance the Proposed Business Combination with the net proceeds from its $345,000,000 Public Offering and its sale of $8,900,000 of Private Placement Warrants.
Trust Account
Funds held in the Trust Account can be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940, as amended, that invest only in direct U.S. government obligations. As of March 31, 2021, the ( consisted of cash and money market funds.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to fund regulatory compliance requirements and other costs related thereto (a “Regulatory Withdrawal”) for a maximum 24 months and/or additional amounts necessary to pay franchise and income taxes, if any, none of the funds held in trust will be released until the earliest of: (i) the completion of the Business Combination; or (ii) the redemption of any public shares of common stock properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of such public shares of common stock if the Company does not complete the Business Combination within 24 months from the IPO Closing Date; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination within 24 months from the IPO Closing Date, subject to the requirements of law and stock exchange rules.
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination. The Business Combination must be with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (less any deferred underwriting commissions and taxes payable on interest income earned) at the time of the Company signing a definitive agreement in connection with the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination, including the Proposed Business Combination.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable, or (ii) provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under Nasdaq rules. If the
Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. Currently, the Company will not redeem its public shares of common stock in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares of common stock and the related Business Combination, and instead may search for an alternate Business Combination. For business and other reasons, the Company has elected to provide its stockholders with the opportunity to have their public shares redeemed in connection with a stockholder vote to approve the Proposed Business Combination rather than a tender offer.
As a result of the foregoing redemption provisions, the public shares of common stock will have
be
en
recorded at redemption amount and classified as temporary equity, in accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”) in subsequent periods.
The Company will have 24 months from the IPO Closing Date to complete its Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of common stock for a per share pro rata portion of the Trust Account, including interest income, but less taxes payable (less up to $100,000 of such net interest income to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the Sponsor or any of the Company’s officers, directors or affiliates acquire public shares of common stock, they will be entitled to a pro rata share of the Trust Account in the event the Company does not complete a Business Combination within the required time period.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

1.	Organization and Business Operations
Organization and General
Gores Holdings VI, Inc. (the “Company”) was incorporated in Delaware on June 29, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”). The Company has neither engaged in any operations nor generated any revenue to date. The Company’s management has broad discretion with respect to the Business Combination. The Company’s Sponsor is Gores Sponsor VI, LLC, a Delaware limited liability company (the “Sponsor”). The Company has selected December 31st as its fiscal year-end.
At December 31, 2020, the Company had not commenced any operations. All activity for the period from June 29, 2020 (inception) through December 31, 2020 relates to the Company’s formation and initial public offering (“Public Offering”) described below. The Company completed the Public Offering on December 15, 2020 (the “IPO Closing Date”). The Company will not generate any operating revenues until after the completion of its Business Combination, at the earliest. Subsequent to the Public Offering, the Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Public Offering and the sale of the Private Placement Warrants (as defined below) held in the Trust Account (as defined below).
Proposed Matterport Business Combination
On February 7, 2021, the Company entered into a Merger Agreement, by and among the Company, First Merger Sub, Second Merger Sub, and Matterport, which provides for, among other things: (a) the First Merger; and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Second Merger. The transactions set forth in the Merger Agreement, including the Mergers, will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation.
The Merger Agreement and the transactions contemplated thereby were unanimously approved by the Board of Directors of the Company on February 7, 2021 and the Matterport Board on February 7, 2021.
The Merger Agreement
Merger Consideration
Pursuant to the terms of the Merger Agreement, at the effective time of the First Merger (the “Effective Time”), each share of Matterport’s common stock, par value $0.001 per share (“Matterport Common Stock”), will be converted into the right to receive a number of newly-issued shares of the Company’s Class A common stock, par value $0.0001 per share (“Company Class A common stock”), equal to the Per Share Company Common Stock Consideration (as defined in the Merger Agreement) and each share of Matterport’s preferred stock, par value $0.001 per share (“Matterport Preferred Stock”), will be converted into the right to receive a number of newly-issued shares of Company Class A common stock equal to the Per Share Company Preferred Stock Consideration (as defined in the Merger Agreement). Pursuant to the terms of the Merger Agreement, the Company is required to use reasonable best efforts to cause the shares of Company Class A common stock to be issued in connection with the transactions contemplated by the Merger Agreement (the “Business Combination”) to be listed on the Nasdaq Capital Market (the “Nasdaq”) at the closing of the Business Combination.
Pursuant to the Merger Agreement, the aggregate merger consideration payable at the closing of the Business Combination to all of the stockholders and holders of equity awards of Matterport will be an aggregate number of shares, or equity awards exercisable for shares, of Company Class A common stock (deemed to have a value of $10.00 per share) equal to $2,188,750,000, divided by $10.00.

In addition to the consideration to be paid at the closing of the Business Combination, stockholders of Matterport will be entitled to receive their pro rata share of an additional number of earn-out shares
from the Company, issuable in Company Class A common stock and subject to the terms provided in the Merger Agreement, up to an aggregate of 23,460,000 shares collectively issuable to all Matterport equityholders.
Treatment of Matterport’s Equity Awards
Pursuant to the Merger Agreement, at the closing of the Business Combination, each of Matterport’s stock options, to the extent then outstanding and unexercised, will automatically be converted into (a) an option to acquire a certain number of shares of Company Class A common stock (pursuant to a ratio based on the Per Share Company Common Stock Consideration), at an adjusted exercise price per share and (b) the right to receive a pro rata portion of a number of earn-out shares
from the Company, issuable in Company Class A common stock and subject to the terms provided in the Merger Agreement (including that such right to receive earn-out shares
is conditional on the holder continuing to provide services to the Company), up to an aggregate of 23,460,000 shares collectively issuable to all Matterport equityholders. Each such converted option will be subject to the same terms and conditions as were applicable immediately prior to such conversion.
Pursuant to the Merger Agreement, at the closing of the Business Combination, each of Matterport’s restricted stock units, to the extent then unvested and outstanding, will automatically be converted into (a) an award of restricted stock units covering a certain number of shares of Company Class A common stock (pursuant to a ratio based on the Per Share Company Common Stock Consideration) and (b) the right to receive a pro rata portion of a number of earn-out shares
from the Company, issuable in Company Class A common stock and subject to the terms provided in the Merger Agreement (including that such right to receive earn-out shares
is conditional on the holder continuing to provide services to the Company), up to an aggregate of 23,460,000 shares collectively issuable to all Matterport equityholders. Each such converted restricted stock unit will be subject to the same terms and conditions as were applicable immediately prior to such conversion.
Private Placement Subscription Agreements
On February 7, 2021, the Company entered into subscription agreements (each, a “Subscription Agreement” and collectively, the “Subscription Agreements”) with certain investors, including certain individuals (each, an “Individual Investor Subscription Agreement”), institutional investors (each, an “Institutional Investor Subscription Agreement”) and Gores Sponsor VI LLC (the “Sponsor”), pursuant to which the investors have agreed to purchase an aggregate of 29,500,000 shares of Class A common stock in a private placement for $10.00 per share (the “Private Placement”). The proceeds from the Private Placement will remain on the Company’s balance sheet following the consummation of the Business Combination.
Financing
Upon the IPO Closing Date and the sale of the Private Placement Warrants, an aggregate of $345,000,000 was placed in a Trust Account with Continental Stock Transfer & Trust Company (the “Trust Account”) acting as Trustee.
The Company intends to finance the Proposed Business Combination with the net proceeds from its $345,000,000 Public Offering and its sale of $8,900,000 of Private Placement Warrants.
Trust Account
Funds held in the Trust Account can be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under
Rule 2a-7
under the Investment Company Act of 1940, as amended, that invest only in direct U.S. government obligations. As of December 31, 2020, the Trust Account consisted of cash and money market funds.

The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to fund regulatory compliance requirements and other costs related thereto (a “Regulatory Withdrawal”) for a maximum 24 months and/or additional amounts necessary to pay franchise and income taxes, if any, none of the funds held in trust will be released until the earliest of: (i) the completion of the Business Combination; or (ii) the redemption of any public shares of common stock properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of such public shares of common stock if the Company does not complete the Business Combination within
24
months from the IPO Closing Date; or (iii) the redemption of
100
% of the public shares of common stock if the Company is unable to complete a Business Combination within
24
 months from the IPO Closing Date, subject to the requirements of law and stock exchange rules.
Business Combination
The Company’s management
h
as broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination. The Business Combination must be with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (less any deferred underwriting commissions and taxes payable on interest income earned) at the time of the Company signing a definitive agreement in connection with the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination, including the Proposed Business Combination.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable, or (ii) provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under Nasdaq rules. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. Currently, the Company will not redeem its public shares of common stock in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares of common stock and the related Business Combination, and instead may search for an alternate Business Combination. For business and other reasons, the Company has elected to provide its stockholders with the opportunity to have their public shares redeemed in connection with a stockholder vote to approve the Proposed Business Combination rather than a tender offer.
As a result of the foregoing redemption provisions, the public shares of common stock will be recorded at redemption amount and classified as temporary equity, in accordance with the SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99 in subsequent periods
.
The Company will have 24 months from the IPO Closing Date to complete its Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of common stock for a per share pro rata portion of the Trust Account, including interest income, but less taxes payable (less up to $100,000 of such net interest income to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the Sponsor or any of the Company’s officers, directors or affiliates acquire public shares of common stock, they will be entitled to a pro rata share of the Trust Account in the event the Company does not complete a Business Combination within the required time period.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.